Stock-Based Compensation (Details) - Schedule of Summarizes Information about Stock Options Outstanding $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Range of Exercise Prices One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding (in Shares) | shares	11,761,752
Weighted average remaining contractual term	5 years 3 months
Weighted average exercise price	$ 0.67
Aggregate intrinsic value (in Dollars) | $	$ 20,598
Number of exercisable (in Shares) | shares	10,292,067
Weighted average remaining contractual term	4 years 11 months 19 days
Weighted- average exercise price	$ 0.77
Aggregate intrinsic value (in Dollars) | $	$ 18,144
Range of Exercise Prices Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 1.87
Number outstanding (in Shares) | shares	4,803
Weighted average remaining contractual term	7 years 6 months 10 days
Weighted average exercise price	$ 1.87
Aggregate intrinsic value (in Dollars) | $	$ 3
Number of exercisable (in Shares) | shares	3,353
Weighted average remaining contractual term	7 years 6 months 10 days
Weighted- average exercise price	$ 1.87
Aggregate intrinsic value (in Dollars) | $	$ 2
Range of Exercise Prices Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 2.1
Number outstanding (in Shares) | shares	33,126
Weighted average remaining contractual term	1 year 2 months 12 days
Weighted average exercise price	$ 2.1
Aggregate intrinsic value (in Dollars) | $	$ 14
Number of exercisable (in Shares) | shares	33,126
Weighted average remaining contractual term	1 year 2 months 12 days
Weighted- average exercise price	$ 2.1
Aggregate intrinsic value (in Dollars) | $	$ 14
Range of Exercise Prices Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 2.4
Number outstanding (in Shares) | shares	1,474
Weighted average remaining contractual term	7 years
Weighted average exercise price	$ 2.4
Range of Exercise Prices Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 4.99
Number outstanding (in Shares) | shares	200,183
Weighted average remaining contractual term	6 years 6 months 18 days
Weighted average exercise price	$ 4.99
Number of exercisable (in Shares) | shares	24,906
Weighted average remaining contractual term	6 years 6 months 18 days
Weighted- average exercise price	$ 4.99
Range of Exercise Prices Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 5.36
Number outstanding (in Shares) | shares	140,000
Weighted average remaining contractual term	6 years
Weighted average exercise price	$ 5.36
Number of exercisable (in Shares) | shares	35,000
Weighted average remaining contractual term	6 years
Weighted- average exercise price	$ 5.36
Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 7.58
Number outstanding (in Shares) | shares	99,610
Weighted average remaining contractual term	5 years 6 months 18 days
Weighted average exercise price	$ 7.58
Aggregate intrinsic value (in Dollars) | $
Number of exercisable (in Shares) | shares	99,610
Weighted average remaining contractual term	5 years 6 months 18 days
Weighted- average exercise price	$ 7.58
Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Eight [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 9.07
Number outstanding (in Shares) | shares	5,600
Weighted average remaining contractual term	5 years 5 months 15 days
Weighted average exercise price	$ 9.07
Aggregate intrinsic value (in Dollars) | $
Number of exercisable (in Shares) | shares	4,126
Weighted average remaining contractual term	5 years 5 months 15 days
Weighted- average exercise price	$ 9.07
Aggregate intrinsic value (in Dollars) | $
Minimum [Member] | Range of Exercise Prices One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower Range Limit	$ 0.15
Maximum [Member] | Range of Exercise Prices One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 0.86